Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid (as calculated below) and our financial performance.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (3)	Average Compensation Actually Paid to non-PEO Named Executive Officers (4)	Value of Initial Fixed $100 Investment Based On:			Net Income (millions)	Core Net Income Annual Growth (6)
					Total Shareholder Return	Peer Group Total Shareholder Return

2025	$6,564,245	$7,015,409	$2,288,132	$2,405,755	$215.13	NA	(5)	$105.0	50.8%

2024	$5,374,001	$6,186,717	$2,174,297	$2,431,491	$202.69	NA	(5)	$68.4	36.5%

2023	$3,895,805	$6,240,390	$1,439,639	$2,143,300	$178.45	NA	(5)	$52.3	26.5%

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Farrar, our Principal Executive Officer (PEO) as well as our Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Farrar, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to Mr. Farrar during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Farrar’s reported compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Summary Compensation Table Reported Value of Equity Awards	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	Compensation Actually Paid to PEO

2025	$6,564,245	$(2,899,974)	$3,198,908	$251,588	$(99,360)	$7,015,409

2024	$5,374,001	$(2,204,984)	$2,719,388	$416,813	$(118,500)	$6,186,717

2023	$3,895,805	$(1,417,500)	$2,440,935	$1,021,950	$299,200	$6,240,390

(3)
The dollar amounts reported in this column represent the average of the amounts reported for our named executive officers (NEOs) as a group (including Messrs. Szczepaniak and Taylor and excluding Mr. Farrar) in the “Total” column of the Summary Compensation Table in each applicable year.

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Farrar), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to such NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for such NEOs for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Summary Compensation Table Reported Value of Equity Awards	Average Year End Fair Value of Equity Awards Granted During the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	Average Compensation Actually Paid to for Non-PEO NEOs

2025	$2,288,132	$(699,991)	$772,147	$77,469	$(32,001)	$2,405,755

2024	$2,174,297	$(738,251)	$910,479	$122,813	$(37,846)	$2,431,491

2023	$1,439,639	$(389,810)	$671,253	$340,650	$81,568	$2,143,300

(5)	Not applicable to smaller reporting companies.

(6)
Core Net Income Annual Growth is the percentage growth calculated by subtracting Core Net Income for the prior fiscal year from Core Net Income for the most recently completed fiscal year and dividing that difference by Core Net Income for the prior fiscal year. Core Net Income represents our net income after taxes adjusted to eliminate the effect of certain costs incurred or benefits received from activities that are not normal or recurring operating expenses or revenues.

Company Selected Measure Name		Core Net Income Annual Growth
Named Executive Officers, Footnote	The dollar amounts reported in this column represent the average of the amounts reported for our named executive officers (NEOs) as a group (including Messrs. Szczepaniak and Taylor and excluding Mr. Farrar) in the “Total” column of the Summary Compensation Table in each applicable year.
PEO Total Compensation Amount	$ 6,564,245	$ 5,374,001	$ 3,895,805
PEO Actually Paid Compensation Amount	$ 7,015,409	6,186,717	6,240,390
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Farrar, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to Mr. Farrar during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Farrar’s reported compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Summary Compensation Table Reported Value of Equity Awards	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	Compensation Actually Paid to PEO

2025	$6,564,245	$(2,899,974)	$3,198,908	$251,588	$(99,360)	$7,015,409

2024	$5,374,001	$(2,204,984)	$2,719,388	$416,813	$(118,500)	$6,186,717

2023	$3,895,805	$(1,417,500)	$2,440,935	$1,021,950	$299,200	$6,240,390

Non-PEO NEO Average Total Compensation Amount	$ 2,288,132	2,174,297	1,439,639
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,405,755	2,431,491	2,143,300
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Farrar), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to such NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for such NEOs for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Summary Compensation Table Reported Value of Equity Awards	Average Year End Fair Value of Equity Awards Granted During the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	Average Compensation Actually Paid to for Non-PEO NEOs

2025	$2,288,132	$(699,991)	$772,147	$77,469	$(32,001)	$2,405,755

2024	$2,174,297	$(738,251)	$910,479	$122,813	$(37,846)	$2,431,491

2023	$1,439,639	$(389,810)	$671,253	$340,650	$81,568	$2,143,300

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid, Total Shareholder Return and Net Income
As shown in the Pay Versus Performance chart above, our Principal Executive Officer (“PEO”) and other NEOs’ compensation increased from 2023 through 2025. Our PEO’s compensation actually paid and the average compensation actually paid to our other NEOs also increased.
Both the TSR of our stock and net income increased from 2023 through 2025. Our PEO and other NEOs’ compensation actually paid are aligned with our TSR and net income in that they all increased from the entire period from 2023 through 2025. This is due primarily to our use of equity incentives, the fluctuations in our stock price over the years and the weight changes in stock price have on the calculation of compensation actually paid.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid, Total Shareholder Return and Net Income
As shown in the Pay Versus Performance chart above, our Principal Executive Officer (“PEO”) and other NEOs’ compensation increased from 2023 through 2025. Our PEO’s compensation actually paid and the average compensation actually paid to our other NEOs also increased.
Both the TSR of our stock and net income increased from 2023 through 2025. Our PEO and other NEOs’ compensation actually paid are aligned with our TSR and net income in that they all increased from the entire period from 2023 through 2025. This is due primarily to our use of equity incentives, the fluctuations in our stock price over the years and the weight changes in stock price have on the calculation of compensation actually paid.

Tabular List, Table
2025 Financial Performance Measures
As described in greater detail above our executive compensation program reflects a pay for performance philosophy. The metrics that are used for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our executives to increase the value of our enterprise for our shareholders. The most important financial performance measures used by us to link executive compensation actually paid to our executives for the most recently completed fiscal year to our performance are as follows:

•	Core Net Income Annual Growth

•	Individual Performance Objectives

Total Shareholder Return Amount	$ 215.13	202.69	178.45
Net Income (Loss)	$ 105,000,000	$ 68,400,000	$ 52,300,000
Company Selected Measure Amount	0.508	0.365	0.265
PEO Name	Mr. Farrar
Measure:: 1
Pay vs Performance Disclosure
Name	Core Net Income Annual Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Individual Performance Objectives
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,899,974)	$ (2,204,984)	$ (1,417,500)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,198,908	2,719,388	2,440,935
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	251,588	416,813	1,021,950
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,360)	(118,500)	299,200
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(699,991)	(738,251)	(389,810)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	772,147	910,479	671,253
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,469	122,813	340,650
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (32,001)	$ (37,846)	$ 81,568